Financial risk management objectives and policies - Offsetting of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	$ 610	$ 365
Related amounts not offset - Subject to master netting agreement	(63)	(45)
Related amounts not offset - Financial instrument collateral	(465)	(281)
Net Amount	82	39
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(554)	(346)
Related amounts not offset - Subject to master netting agreement	63	45
Related amounts not offset - Financial instrument collateral	465	281
Net Amount	(26)	(20)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(81)	(165)
Related amounts not offset - Subject to master netting agreement	63	45
Related amounts not offset - Financial instrument collateral	17	112
Net Amount	(1)	(8)
Other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(473)	(181)
Related amounts not offset - Financial instrument collateral	448	169
Net Amount	(25)	(12)
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	588	236
Related amounts not offset - Subject to master netting agreement	(63)	(45)
Related amounts not offset - Financial instrument collateral	(448)	(169)
Net Amount	77	22
Other investments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	22	129
Related amounts not offset - Financial instrument collateral	(17)	(112)
Net Amount	$ 5	$ 17